Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Assets Transferred Continuing Involvement Original assets [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	€ 759	€ 0
Financial assets at fair value through profit or loss	306	291
Non-trading financial assets mandatory at fair value through profit and loss	386
Financial assets available for sale		386
Financial Assets Transferred Continuing Involvement assets still recognised [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	35	0
Financial assets at fair value through profit or loss	15	15
Non-trading financial assets mandatory at fair value through profit and loss	43
Financial assets available for sale		96
Continuing Involvement Accounting, Associated Liabilities [Member]
Continuing Involvemnt Accounting [Line Items]
Carrying amount of associated liabilities	€ 117	€ 54